Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,945,391	$ 1,728,488	$ 1,880,332
Voyage expenses	(423,677)	(409,617)	(153,766)
Vessel operating expenses	644,445	637,474	731,150
Time-charter hire expenses	118,761	86,458	120,893
General and administrative expenses	81,444	96,555	106,150
Income from vessel operations	204,042	164,319	6,700
Interest expense	(279,059)	(254,126)	(268,400)
Interest income	7,804	8,525	6,290
Other	(14,475)	(2,013)	(53,981)
Net loss before income taxes	(123,504)	(38,023)	(516,840)
Income tax recovery (expense)	25,482	19,724	12,232
Net loss attributable to shareholders of Teekay Corporation	(310,577)	(79,237)	(163,276)
Teekay Parent
Condensed Income Statements, Captions [Line Items]
Revenues	0	345	5,089
Voyage expenses	0	20	(242)
Vessel operating expenses	412	26	0
Time-charter hire expenses	0	0	17,765
General and administrative expenses	19,463	23,799	20,549
Income from vessel operations	(19,875)	(23,460)	(33,467)
Interest expense	(46,243)	(60,166)	(53,103)
Interest income	1,561	2,839	422
Impairments of investments (note 1)	103,420	651,473	338,749
Dividend income (note 1)	62,100	32,751	58,000
Other	(5,662)	(6,008)	4,764
Net loss before income taxes	(111,539)	(705,517)	(362,133)
Income tax recovery (expense)	(7)	208	251
Net loss attributable to shareholders of Teekay Corporation	$ (111,532)	$ (705,725)	$ (362,384)